Employees' Retirement Benefits (Schedule Of Reconciliation Of The Changes In The Plans' Benefit Obligations And Fair Value Of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	¥ 1,879,969	¥ 1,903,160
Service cost	63,669	65,160	¥ 72,631
Interest cost	18,569	25,510	30,021
Actuarial loss (gain)	73,045	54,522
Other	4,857	(11,992)
Benefit payments - Lump-sum severance payments and Pension	(158,083)	(156,391)
Benefit obligation, end of year	1,882,026	1,879,969	1,903,160
Fair value of plan assets, beginning of year	1,122,736	1,130,188
Actual return on plan assets	15,578	96,646
Employer contributions	6,133	3,028
Other changes in fair value of plan assets	1,826	1,571
Benefit payments - Pension	(104,712)	(108,697)
Fair value of plan assets, end of year	1,041,561	1,122,736	1,130,188
Under-funded status	(840,465)	(757,233)
NTT CDBP
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	1,683,431	1,553,265
Service cost	40,999	37,281	39,098
Interest cost	16,602	21,278	22,961
Actuarial loss (gain)	197,662	97,160
Other	11,647	9,293
Benefit payments - Lump-sum severance payments and Pension	(40,089)	(34,846)
Benefit obligation, end of year	1,910,252	1,683,431	1,553,265
Fair value of plan assets, beginning of year	1,165,104	1,056,584
Actual return on plan assets	(7,432)	116,626
Employer contributions	17,720	16,818
Employee contributions	3,270	3,753	3,557
Other changes in fair value of plan assets	8,175	6,169
Benefit payments - Pension	(39,957)	(34,846)
Fair value of plan assets, end of year	1,146,880	1,165,104	¥ 1,056,584
Under-funded status	¥ (763,372)	¥ (518,327)